Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 03, 2017
Registrant Name	NEEDHAM FUNDS INC
Central Index Key	0001002537
Amendment Flag	false
Document Creation Date	Feb. 03, 2017
Document Effective Date	Feb. 03, 2017
Prospectus Date	May 01, 2016
Needham Growth Fund | Retail Class
Prospectus:
Trading Symbol	NEEGX
Needham Aggressive Growth Fund | Retail Class
Prospectus:
Trading Symbol	NEAGX
Needham Small Cap Growth Fund | Retail Class
Prospectus:
Trading Symbol	NESGX